Schedule I - Condensed Financial Information (Statements of Cash Flows) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net income (loss)	$ 4,448	$ 170,981	$ 253,467	$ (22,134)	$ (66,397)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Accretion of residential loan premiums (discounts)	(7,941)	(9,140)	(17,991)	(17,787)	(13,712)
Accretion of discounts on debt and amortization of deferred debt issuance costs	9,678	10,080	21,680	15,600	6,150
Provision for loan losses			1,229	13,352	3,555
Depreciation and amortization of premises and equipment	37,035	33,947	71,027	49,267	24,455
Losses on extinguishment of debt			12,489	48,579	(95)
Losses on real estate owned, net	(1,256)	(2,439)	(2,022)	(689)	2,067
Provision (benefit) for deferred income taxes	(16,232)	19,259	97,418	(22,373)	38,742
Share-based compensation	8,301	6,542	13,011	14,206	5,179
Other	3,061	1,239	(2,628)	5,635	(63)
Changes in assets and liabilities
Decrease (increase) in receivables	22,472	(17,846)	(64,270)	(27,183)	(16,588)
Increase in other assets	(14,760)	(9,421)	(14,327)	(754)	(2,911)
Increase (decrease) in payables and accrued liabilities	(19,737)	322,377	160,386	(22,928)	72,826
Cash flows provided by (used in) operating activities	(73,842)	(2,054,480)	(1,810,475)	69,620	104,906
Investing activities
Principal payments received on forward loans	50,562	53,521	108,274	97,038	95,746
Cash proceeds from sales of real estate owned, net	6,270	3,641	7,730	7,861	3,089
Decrease (increase) in restricted cash and cash equivalents	2,421	(32,425)	(8,156)	41,332	(47,918)
Payments for acquisitions of businesses	(167,955)	(478,084)	(478,084)	(88,592)	(1,000,529)
Deposit for business acquisition			(179,185)	(15,000)	0
Other	(4,962)	(919)	(14,165)	(2,751)	(1,708)
Cash flows provided by (used in) investing activities	(712,851)	(2,682,985)	(3,776,083)	(451,353)	(957,527)
Financing activities
Proceeds from issuance of debt, net of debt issuance costs	0	1,012,713	3,106,263	957,037	720,700
Payments on debt	(8,893)	(39,124)	(362,931)	(75,292)	(24,277)
Debt prepayment penalty			0	(29,440)	0
Other debt issuance costs paid	(13,509)	(6,364)	(9,833)	(7,192)	(3,025)
Debt extinguishments			(1,405,424)	(690,000)	(1,338)
Secondary equity offering, net of issuance costs			0	276,013	0
Dividends and dividend equivalents paid			0	0	(14,051)
Other	4,882	581	618	3,302	497
Cash flows provided by (used in) financing activities	598,149	4,828,031	5,636,389	805,048	757,008
Net increase (decrease) in cash and cash equivalents	(188,544)	90,566	49,831	423,315	(95,613)
Cash and cash equivalents at the beginning of the period	491,885	442,054	442,054	18,739	114,352
Cash and cash equivalents at the end of the period	303,341	532,620	491,885	442,054	18,739
Parent Company [Member]
Operating activities
Net income (loss)	4,448	170,981	253,467	(22,134)	(66,397)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Equity in earnings of consolidated subsidiaries and variable interest entities	(6,854)	(221,788)	(369,789)	(69,093)	(73,590)
Other net fair value losses			4,813	1,197	324
Accretion of residential loan premiums (discounts)			(112)	67	74
Accretion of discounts on debt and amortization of deferred debt issuance costs			18,822	10,819	4,930
Provision for loan losses			77	590	1,038
Depreciation and amortization of premises and equipment	60	64	124	131
Losses on extinguishment of debt			12,489	48,579
Losses on real estate owned, net			482	570	33
Provision (benefit) for deferred income taxes			(3,868)	(5,213)	63,082
Share-based compensation			5,254	7,070	184
Other			260	112	(2,811)
Changes in assets and liabilities
Decrease (increase) in receivables			(28,587)	(23,061)	532
Increase in other assets			(1,547)	(1,260)	(1,763)
Increase (decrease) in payables and accrued liabilities			9,065	(26,993)	53,636
Cash flows provided by (used in) operating activities	(6,374)	(762)	(99,050)	(78,619)	(20,728)
Investing activities
Principal payments received on forward loans	56	41	84	148	901
Cash proceeds from sales of real estate owned, net	178	68	254	670
Purchase of held-to-maturity investments					(1,338)
Proceeds from sales of held-for-maturity investments					123,161
Decrease (increase) in restricted cash and cash equivalents	(752)	(3)	(752)	31,175	(44,728)
Payments for acquisitions of businesses		(477,021)	(477,021)	(115,000)	(1,012,640)
Deposit for business acquisition				(15,000)
Returns of capital from subsidiaries	20,721	18,852	37,796	37,536	261,535
Capital contributions to subsidiaries	(33,431)	(311,107)	(331,107)	(31,118)
Change in due from affiliates	(64,028)	(390,390)	(688,070)	12,469	(129,554)
Other			(15,200)
Cash flows provided by (used in) investing activities	(77,256)	(1,159,560)	(1,474,016)	(79,120)	(802,663)
Financing activities
Proceeds from issuance of debt, net of debt issuance costs		1,012,713	3,106,263	962,524	720,700
Payments on debt	(7,500)	(38,386)	(360,826)	(65,000)	(18,750)
Debt prepayment penalty				(29,440)
Other debt issuance costs paid			(1,936)	(6,179)
Debt extinguishments			(1,405,424)	(690,000)
Secondary equity offering, net of issuance costs				276,013
Dividends and dividend equivalents paid					(14,051)
Change in due to affiliates	(4,497)	17,438	(29,618)	72,588	27,481
Other	6,833	1,302	(1,777)	3,076	181
Cash flows provided by (used in) financing activities	(5,164)	993,067	1,306,682	523,582	715,561
Net increase (decrease) in cash and cash equivalents	(88,794)	(165,731)	(266,384)	365,843	(107,830)
Cash and cash equivalents at the beginning of the period	100,009	366,393	366,393	550	108,380
Cash and cash equivalents at the end of the period	$ 11,215	$ 200,662	$ 100,009	$ 366,393	$ 550